Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Data

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues:
European Union	$29,768	$28,050	$28,550
Eastern Europe, Middle East & Africa	17,452	15,928	13,865
Asia	19,590	15,235	12,413
Latin America & Canada	9,536	8,500	7,252

Net revenues (1)	$76,346	$67,713	$62,080

Earnings before income taxes:
Operating companies income:
European Union	$4,560	$4,311	$4,506
Eastern Europe, Middle East & Africa	3,229	3,152	2,663
Asia	4,836	3,049	2,436
Latin America & Canada	988	953	666
Amortization of intangibles	(98)	(88)	(74)
General corporate expenses	(183)	(177)	(157)

Operating income	13,332	11,200	10,040
Interest expense, net	(800)	(876)	(797)

Earnings before income taxes	$12,532	$10,324	$9,243

(1)

Total net revenues attributable to customers located in Germany, PMI's largest market in terms of net revenues, were $8.1 billion, $7.5 billion and $7.9 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

Other Expenses By Segment

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Depreciation expense:
European Union	$210	$212	$211
Eastern Europe, Middle East & Africa	227	215	206
Asia	358	332	286
Latin America & Canada	90	75	64

	885	834	767
Other	10	10	12

Total depreciation expense	$895	$844	$779

Capital expenditures:
European Union	$382	$329	$393
Eastern Europe, Middle East & Africa	133	102	130
Asia	208	161	116
Latin America & Canada	140	120	72

	863	712	711
Other	34	1	4

Total capital expenditures	$897	$713	$715

Long-Lived Assets By Segment

	At December 31,
(in millions)	2011	2010	2009
Long-lived assets:
European Union	$2,938	$3,226	$3,319
Eastern Europe, Middle East & Africa	1,094	1,158	1,260
Asia	1,687	1,765	1,452
Latin America & Canada	706	663	549

	6,425	6,812	6,580
Other	146	195	197

Total long-lived assets	$6,571	$7,007	$6,777